Shareholders' Equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shareholders' equity
Shares issued	192,175,042
Number of shares outstanding at beginning of period	191,892,691
Number of shares outstanding at end of period	192,175,042	191,892,691
Balance at the beginning period	$ 5,695.3
Exercise of stock options	2.9	$ 9.5
Dividend reinvestment plan	29.1	48.2
Balance at the ending period	$ 5,728.2	$ 5,695.3
Common shares
Shareholders' equity
Shares, par value (dollars per share)	$ 0
Preferred shares
Shareholders' equity
Shares issued	0
Share capital
Shareholders' equity
Number of shares outstanding at beginning of period	191,892,691	191,334,392
Exercise of stock options	61,000	148,295
Vesting of restricted share units		49,919
Dividend reinvestment plan	221,351	360,085
Number of shares outstanding at end of period	192,175,042	191,892,691
Balance at the beginning period	$ 5,695.3	$ 5,628.5
Exercise of stock options	3.8	12.2
Vesting of restricted share units		6.4
Dividend reinvestment plan	29.1	48.2
Balance at the ending period	$ 5,728.2	$ 5,695.3